SIGNIFICANT ACCOUNTING POLICIES (Schedule of Theoretical Effect to Our Income Statement) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues	$ 603,704	$ 425,636	$ 290,103
Cost of revenues	126,947	69,391	45,287
Net loss	$ (37,120)	$ (56,273)	$ (46,896)
Basic and diluted net loss per ordinary share	$ (0.77)	$ (1.24)	$ (1.12)
Adjustments due to Topic 606 [Member]
Revenues	$ (6,626)
Cost of revenues	(3,690)
Net loss	$ (2,936)
Basic and diluted net loss per ordinary share	$ (0.06)
Amounts under Topic 605 [Member]
Revenues	$ 597,078
Cost of revenues	123,257
Net loss	$ (40,056)
Basic and diluted net loss per ordinary share	$ (0.83)